Vessels (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Apr. 26, 2018	Dec. 31, 2018	Dec. 31, 2017		Nov. 14, 2018	Oct. 20, 2017	Jul. 03, 2017	May 03, 2017
Vessels
Balance, at the beginning of the year	[1]		$ 2,363,668	$ 2,439,092
Additions			33,745	5,665
Depreciation expense			(81,590)	(81,089)
Balance, at the end of the year			2,315,823	2,363,668	[1]
Cost
Vessels
Balance, at the beginning of the year			2,624,600	2,621,435
Additions			33,745	5,665
Fully amortized dry-docking component			(7,500)	(2,500)
Balance, at the end of the year			2,650,845	2,624,600
Accumulated depreciation
Vessels
Balance, at the beginning of the year			(260,932)	(182,343)
Depreciation expense			(81,590)	(81,089)
Fully amortized dry-docking component			7,500	2,500
Balance, at the end of the year			$ (335,022)	$ (260,932)
GAS-eleven Ltd.
Vessels
Percentage of ownership interest									100.00%
Aggregate purchase price									$ 219,000
Cash transferred									66,643
Debt assumed									151,423
Adjustments in order to maintain agreed working capital									(934)
Minimum working capital									$ 1,000
GAS-thirteen Ltd.
Vessels
Percentage of ownership interest								100.00%
Aggregate purchase price								$ 211,000
Cash transferred								54,911
Debt assumed								155,005
Adjustments in order to maintain agreed working capital								(1,084)
Minimum working capital								$ 1,000
GAS-eight Ltd.
Vessels
Percentage of ownership interest							100.00%
Aggregate purchase price							$ 185,900
Cash transferred							70,614
Debt assumed							116,518
Adjustments in order to maintain agreed working capital							1,232
Minimum working capital							$ 1,000
GAS-fourteen Ltd.
Vessels
Percentage of ownership interest		100.00%
Aggregate purchase price		$ 207,000
Cash transferred		19,085
Debt assumed		143,622
Proceeds from privately placed shares		$ 45,000
Number of common units issued to GasLog in exchange for net assets contributions to the Partnership		1,858,975
Offering price per unit		$ 24.21
Adjustments in order to maintain agreed working capital		$ 707
Minimum working capital		$ 1,000
GAS-twenty seven Ltd.
Vessels
Percentage of ownership interest						100.00%
Aggregate purchase price						$ 207,400
Cash transferred						109,398
Debt assumed						93,896
Adjustments in order to maintain agreed working capital						(4,106)
Minimum working capital						$ 1,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).